Cover	Aug. 06, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2020
Entity File Number	001-38385
Entity Registrant Name	GCI LIBERTY, INC.
Entity Central Index Key	0000808461
Entity Tax Identification Number	92-0072737
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5900
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series Common Stock Par Value 0.01 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Common Stock, par value $0.01 per share
Trading Symbol	GLIBA
Security Exchange Name	NASDAQ
Series Cumulative Redeemable Preferred Stock Par Value 0.01 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Cumulative Redeemable preferred stock, par value $0.01 per share
Trading Symbol	GLIBP
Security Exchange Name	NASDAQ